SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant customer, percentage of revenue (Details) - Customer Concentration Risk			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Customer A | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage			11.00%	0.00%	21.00%
Customer A | Accounts receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	6.00%	0.00%			4.00%
Customer B | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%	60.00%	21.00%
Customer B | Accounts receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	0.00%			0.00%
Customer C | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%	0.00%	20.00%
Customer C | Accounts receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%			53.00%
Customer D | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage			6.00%	0.00%	14.00%
Customer D | Accounts receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	0.00%			32.00%
Customer E | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage			6.00%	0.00%	11.00%
Customer E | Accounts receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	0.00%			0.00%
Customer F | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage			5.00%	0.00%
Customer F | Accounts receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%	0.00%
Customer G | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage			3.00%	0.00%
Customer G | Accounts receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	53.00%
Customer H | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage			1.00%	40.00%
Customer H | Accounts receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	32.00%